Derivative Instrument (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Derivative [Line Items]
Current derivative financial assets	₩ 42,107		₩ 12,935		₩ 193,283
Non-current derivative financial assets	60,228		19,691		588,091
Current derivative financial liabilities	20,431		71,267		3,251
Non-current derivative financial liabilities	291,732		356,792		135,435
Disclosure of Gain and loss on valuation and transaction of derivatives and included in finance income and costs in the consolidated statements of comprehensive income (loss)
Net income effects of valuation gain (loss)	153,203		(874,667)		288,068
Net income effects of transaction gain (loss)	147,297		(168,961)		(56,438)
Accumulated other comprehensive income (loss)	(6,429)	[1]	31,884		46,750
Currency forward
Derivative [Line Items]
Current derivative financial assets	2,128		45		8,370
Non-current derivative financial assets	12,606		0		32,806
Current derivative financial liabilities	1,956		7,862		1,153
Non-current derivative financial liabilities	0		1,278		34
Disclosure of Gain and loss on valuation and transaction of derivatives and included in finance income and costs in the consolidated statements of comprehensive income (loss)
Net income effects of valuation gain (loss)	12,632		(41,889)		15,993
Net income effects of transaction gain (loss)	23,991		(28,223)		4,266
Accumulated other comprehensive income (loss)	0	[1]	0		0
Currency swap
Derivative [Line Items]
Current derivative financial assets	39,979		12		184,913
Non-current derivative financial assets	43,436		15,711		540,057
Current derivative financial liabilities	14,881		61,997		0
Non-current derivative financial liabilities	233,690		296,098		56,612
Disclosure of Gain and loss on valuation and transaction of derivatives and included in finance income and costs in the consolidated statements of comprehensive income (loss)
Net income effects of valuation gain (loss)	145,088		(843,747)		253,035
Net income effects of transaction gain (loss)	123,670		(137,376)		(68,266)
Accumulated other comprehensive income (loss)	(12,516)	[1]	26,810		40,031
Interest rate swap
Derivative [Line Items]
Current derivative financial assets	0		0		0
Non-current derivative financial assets	2,342		2,697		4,705
Current derivative financial liabilities	1,439		1,408		2,098
Non-current derivative financial liabilities	58,042		59,416		78,789
Disclosure of Gain and loss on valuation and transaction of derivatives and included in finance income and costs in the consolidated statements of comprehensive income (loss)
Net income effects of valuation gain (loss)	(2,949)		6,909		8,517
Net income effects of transaction gain (loss)	(364)		(3,362)		7,562
Accumulated other comprehensive income (loss)	6,087	[1]	5,074		6,719
Others
Derivative [Line Items]
Current derivative financial assets	0	[2]	12,878	[2]	0
Non-current derivative financial assets	1,844	[2]	1,283	[2]	10,523
Current derivative financial liabilities	2,155	[3]	0	[3]	0
Non-current derivative financial liabilities	0	[3]	0	[3]	0
Disclosure of Gain and loss on valuation and transaction of derivatives and included in finance income and costs in the consolidated statements of comprehensive income (loss)
Net income effects of valuation gain (loss)	(1,568)		4,060		10,523
Net income effects of transaction gain (loss)	0		0		0
Accumulated other comprehensive income (loss)	₩ 0	[1]	₩ 0		₩ 0

[1]	For the year ended December 31, 2018, the net gain on valuation of derivatives applying cash flow hedge accounting of KRW211 million, net of tax, is included in other comprehensive income or loss.
[2]	The Company has a put option to sell shares of DS POWER Co., Ltd. and the fair value of the option is recorded in 'Others'.
[3]	The Company has an obligation to settle the convertible preferred stock to financial investors pursuant to the settlement contract with Samcheok Eco Materials Co., Ltd. and the fair value of the obligation is recorded in 'Others'.